Consolidated Statement of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow from operating activities
Net loss for the year	€ (253,064)	€ (411,036)	€ (188,427)
Adjustments to reconcile consolidated net loss to net cash flows:
Income tax (benefits) / expense	(326)	709	46
Net interest	958	4,289	34,498
Depreciation, amortization and impairment	8,267	6,476	4,159
Share listing expense		111,109
Expenses for other share-based payments	24,261	61,378	50,907
Net gains/losses from the disposal of intangibles and PP&E	17		74
Share of loss in a joint venture / associate	2,823	848
Gain on dilution in investment in joint venture / associate	(1,179)
Fair value changes of financial instruments and expected credit losses	(29,050)	4,625	15,164
Income tax paid	(266)	(196)	(89)
Change in provisions	(1,640)	2,392	116
Working capital adjustments:
Changes in trade and other payables	(1,451)	20,517	8,358
Change in other assets and liabilities	(6,935)	(16,177)	(2,689)
Cash flow used in operating activities	(257,585)	(215,066)	(77,883)
Cash flow from investing activities
Purchases of intangible assets	(200)	(1,597)	(1,212)
Purchases of and advance payments on property, plant and equipment	(8,942)	(17,099)	(7,657)
Disposals of intangible assets, property, plant and equipment		1	4
Proceeds from short-term investments	319,773	50,000
Payments for short-term investments	(120,000)	(220,006)	(50,000)
Payments for acquisition of an associate		(13,680)
Payments for promissory notes		(1,051)	(630)
Interest paid	(466)
Interest received	129	6	23
Cash flow from/ (used in) investing activities	190,294	(203,426)	(59,472)
Cash flow from financing activities
Proceeds from convertible loans		1,850	85,900
Payments for share buy-back			(763)
Proceeds from share capital increase and issue of warrants - RDO & 2022 PIPE	113,971
Proceeds from other share capital increase - ELOC	12,498
Proceeds from other share capital increase and capital contributions	288	7	97,320
Proceeds from the Reorganization		83,393
Proceeds from the 2021 PIPE capital increase		381,208
Payment of transaction cost for capital contribution	(7,402)	(2,227)	(503)
Proceeds from sale of shares held in treasury	983
Payment for foreign exchange contract		(423,372)
Proceeds from foreign exchange contract		407,840
Principal elements of lease payments	(2,720)	(1,781)	(1,439)
Interest paid	(534)	(734)	(560)
Cash flow from financing activities	117,084	446,184	179,955
Cash-based changes in cash and cash equivalents	49,793	27,692	42,600
Effect of foreign exchange rate changes on cash and cash equivalents	(13)	20	(27)
Effect of change in expected credit loss provisions	(55)
Net increase in cash and cash equivalents	49,725	27,712	42,573
Cash and cash equivalents at the beginning of the year	129,856	102,144	59,571
Cash and cash equivalents at the end of the year	€ 179,581	€ 129,856	€ 102,144